UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22026

                           The Gabelli SRI Fund, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)



       Registrant's telephone number, including area code: 1-800-422-3554

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                           THE GABELLI SRI FUND, INC.

                              FIRST QUARTER REPORT
                                 JUNE 30, 2008

TO OUR SHAREHOLDERS,

     The Gabelli SRI Fund declined 2.6% versus a decline of 2.7% for the Standard & Poor's ("S&P") 500 Index during the second quarter of 2008.

     Enclosed is the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

 AVERAGE ANNUAL RETURNS FROM INCEPTION (JUNE 1, 2007) THROUGH JUNE 30, 2008 (a)

                                                                       SINCE
                                               SIX                   INCEPTION
                                 QUARTER     MONTHS      1 YEAR       (6/1/07)
                                 -------     ------      ------      ---------
GABELLI SRI FUND CLASS AAA ...    (2.62)%    (10.10)%    (16.89)%     (16.57)%
S&P 500 Index ................    (2.72)     (11.90)     (13.11)      (14.56)
Class A ......................    (2.62)     (10.01)     (16.86)      (16.62)
                                  (8.22)(b)  (15.19)(b)  (21.64)(b)   (21.06)(b)
Class C ......................    (2.87)     (10.36)     (17.45)      (17.17)
                                  (3.84)(c)  (11.26)(c)  (18.28)(c)   (17.17)
Class I ......................    (2.49)      (9.88)     (16.61)      (16.31)

THE CURRENT GROSS EXPENSE RATIO FOR CLASS AAA, A, C, AND I SHARES IS 22.50%, 22.50%, 23.25%, AND 22.25%, RESPECTIVELY. THE NET EXPENSE RATIO AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH MARCH 31, 2009 IS 2.00%, 2.00%, 2.75%, AND 1.75%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A AND C SHARES IS 5.75% AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NET ASSET VALUE ("NAV") PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI SRI FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                     MARKET
  SHARES                                                              VALUE
---------                                                          ----------
            COMMON STOCKS -- 93.9%
            AGRICULTURE -- 2.3%
    1,200   Archer-Daniels-Midland Co. .........................   $   40,500
                                                                   ----------
            AUTOMOTIVE -- 1.3%
    2,000   General Motors Corp. ...............................       23,000
                                                                   ----------
            AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.3%
    1,000   Midas Inc.+ ........................................       13,500
    1,200   Modine Manufacturing Co. ...........................       14,844
      500   O'Reilly Automotive Inc.+ ..........................       11,175
                                                                   ----------
                                                                       39,519
                                                                   ----------
            BROADCASTING -- 2.5%
    1,000   Beasley Broadcast Group Inc., Cl. A . ..............        4,570
    1,200   CBS Corp., Cl. A ...................................       23,376
      400   Gray Television Inc. ...............................        1,148
      400   Liberty Media Corp. - Capital, Cl. A+ ..............        5,760
    1,500   Lin TV Corp., Cl. A+ ...............................        8,940
                                                                   ----------
                                                                       43,794
                                                                   ----------
            BUSINESS SERVICES -- 4.2%
    1,000   ChoicePoint Inc.+ ..................................       48,200
    1,200   Intermec Inc.+ .....................................       25,296
                                                                   ----------
                                                                       73,496
                                                                   ----------
            CABLE AND SATELLITE -- 6.1%
    2,000   Cablevision Systems Corp., Cl. A+ ..................       45,200
      500   DISH Network Corp., Cl. A+ .........................       14,640
    1,800   The DIRECTV Group Inc.+ ............................       46,638
                                                                   ----------
                                                                      106,478
                                                                   ----------
            COMPUTER SOFTWARE AND SERVICES -- 2.1%
    1,000   Diebold Inc. .......................................       35,580
                                                                   ----------
            CONSUMER PRODUCTS -- 1.4%
      400   Procter & Gamble Co. ...............................       24,324
                                                                   ----------
            DIVERSIFIED INDUSTRIAL -- 1.6%
      700   Crane Co. ..........................................       26,971
                                                                   ----------
            ENERGY AND UTILITIES -- 9.3%
   12,000   Aquila Inc.+ .......................................       45,240
    1,000   Energy East Corp. ..................................       24,720
      500   National Fuel Gas Co. ..............................       29,740
    1,000   Rowan Companies Inc. ...............................       46,750
      700   Westar Energy Inc. .................................       15,057
                                                                   ----------
                                                                      161,507
                                                                   ----------
            ENTERTAINMENT -- 4.9%
    1,000   Grupo Televisa SA, ADR .............................       23,620
    1,600   Liberty Media Corp. - Entertainment, Cl. A+ . ......       38,768
    1,500   Time Warner Inc. ...................................       22,200
                                                                   ----------
                                                                       84,588
                                                                   ----------
            ENVIRONMENTAL SERVICES -- 2.6%
    1,200   Waste Management Inc. ..............................       45,252
                                                                   ----------
            EQUIPMENT AND SUPPLIES -- 4.0%
      500   CIRCOR International Inc. ..........................       24,495
      200   Flowserve Corp. ....................................       27,340
    1,500   Gerber Scientific Inc.+ ............................       17,070
                                                                   ----------
                                                                       68,905
                                                                   ----------
            FINANCIAL SERVICES -- 8.8%
    1,200   American Express Co. ...............................       45,204
      700   Citigroup Inc. .....................................       11,732
      500   Federal National Mortgage Association ..............        9,755
      500   SAFECO Corp. .......................................       33,580
      800   Sterling Bancorp. ..................................        9,560
    1,500   SWS Group Inc. .....................................       24,915
    1,000   The Blackstone Group LP ............................       18,210
                                                                   ----------
                                                                      152,956
                                                                   ----------

                                                                     MARKET
  SHARES                                                              VALUE
---------                                                          ----------
            FOOD AND BEVERAGE -- 14.7%
      640   Cadbury plc, ADR ...................................   $   32,205
      700   Campbell Soup Co. ..................................       23,422
      480   Dr. Pepper Snapple Group Inc.+ .....................       10,070
      800   General Mills Inc. .................................       48,616
      500   Groupe Danone, ADR .................................        7,027
    1,000   PepsiAmericas Inc. .................................       19,780
      800   The Coca-Cola Co. ..................................       41,584
    1,000   The Hershey Co. ....................................       32,780
      500   Wm. Wrigley Jr. Co. ................................       38,890
                                                                   ----------
                                                                      254,374
                                                                   ----------
            HEALTH CARE -- 4.2%
    1,400   Advanced Medical Optics Inc.+ ......................       26,236
    1,000   Alpharma Inc., Cl. A+ ..............................       22,530
      200   AngioDynamics Inc.+ ................................        2,724
      300   Zimmer Holdings Inc.+ ..............................       20,415
                                                                   ----------
                                                                       71,905
                                                                   ----------
            HOTELS AND GAMING -- 1.7%
    1,200   Gaylord Entertainment Co.+ .........................       28,752
                                                                   ----------
            MACHINERY -- 1.3%
      500   Donaldson Co. Inc. .................................       22,320
                                                                   ----------
            PUBLISHING -- 1.2%
    1,000   Lee Enterprises Inc. ...............................        3,990
      400   The E.W. Scripps Co., Cl. A ........................       16,616
                                                                   ----------
                                                                       20,606
                                                                   ----------
            RETAIL -- 2.9%
      800   CVS Caremark Corp. .................................       31,656
      800   The Great Atlantic & Pacific Tea Co. Inc.+ .........       18,256
                                                                   ----------
                                                                       49,912
                                                                   ----------
            SPECIALTY CHEMICALS -- 4.0%
      500   International Flavors & Fragrances Inc. ............       19,530
      500   Rohm & Haas Co. ....................................       23,220
      400   Sensient Technologies Corp. ........................       11,264
    1,000   Zep Inc. ...........................................       14,880
                                                                   ----------
                                                                       68,894
                                                                   ----------
            TELECOMMUNICATIONS -- 5.6%
    1,000   CenturyTel Inc. ....................................       35,590
    3,000   Sprint Nextel Corp. ................................       28,500
      700   Telephone & Data Systems Inc. ......................       33,089
                                                                   ----------
                                                                       97,179
                                                                   ----------
            TRANSPORTATION -- 2.6%
    1,000   GATX Corp. .........................................       44,330
                                                                   ----------
            WIRELESS COMMUNICATIONS -- 2.3%
      700   United States Cellular Corp.+ ......................       39,585
                                                                   ----------
            TOTAL COMMON STOCKS ................................    1,624,727
                                                                   ----------

PRINCIPAL
 AMOUNT
---------
            U.S. GOVERNMENT OBLIGATIONS -- 6.1%
 $106,000   U.S. Treasury Bill, 1.855%++, 10/02/08 .............      105,499
                                                                   ----------
            TOTAL INVESTMENTS -- 100.0%
               (Cost $1,999,167) ...............................   $1,730,226
                                                                   ==========
            Aggregate book cost ................................   $1,999,167
                                                                   ==========
            Gross unrealized appreciation ......................   $   50,149
            Gross unrealized depreciation ......................     (319,090)
                                                                   ----------
            Net unrealized appreciation/depreciation ...........   $ (268,941)
                                                                   ==========

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

               See accompanying notes to schedule of investments.

THE GABELLI SRI FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
VALUATION INPUTS                                (MARKET VALUE)
----------------                                --------------
Level 1 - Quoted Prices                           $1,624,727
Level 2 - Other Significant Observable Inputs        105,499
                                                  ----------
TOTAL                                             $1,730,226
                                                  ==========

In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

                           THE GABELLI SRI FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER,
GAMCO INVESTORS, INC.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Clarence A. Davis
CHIEF EXECUTIVE OFFICER,
NESTOR, INC.

Anthonie C. van Ekris
CHAIRMAN, BALMAC
INTERNATIONAL, INC.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                           The Bank of New York Mellon

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

                                   (GRAPHIC)

THE
GABELLI
SRI
FUND, INC.

This report is submitted for the general information of the shareholders of The Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                                            FIRST QUARTER REPORT
                                                                   JUNE 30, 2008

GAB1794Q108SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Gabelli SRI Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       August 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       August 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       August 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.